Future Contract Benefit (Narrative) (Details) $ in Billions	12 Months Ended
Dec. 31, 2022 USD ($)
UL and Other [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Unfavorable Impact Primarily From Updates To Policyholder Lapse Behavior Assumptions, Net Of Reinsurance, After-Tax	$ 1.7